Derivative Financial Instruments - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, R$ in Millions, $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2021 SGD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Gain (losses) on cash flow hedges, recognized in other comprehensive income	€ 4.0	€ (29.0)	€ (4.0)
Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial liabilities	57.0
Forward currency sales in US Dollar | Bioverativ
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $				$ 3,615
Forward currency sales in Brazilian Real
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial liabilities	7.0
Forward currency sales in Brazilian Real | Medley Farmaceutica
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | R$					R$ 600
Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $				1,000
Derivative financial liabilities	5.0
Gain (losses) on cash flow hedges, recognized in other comprehensive income	0.3
Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $						$ 1,870
Derivative financial liabilities	2.0
Gain (losses) on cash flow hedges, recognized in other comprehensive income	0.5
Currency swaps in USD to EUR
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $				$ 1,000
Derivative financial liabilities	€ 13.0
Currency swaps, percentage received	0.22%			0.22%	0.22%	0.22%
Currency swaps, percentage paid	0.63%			0.63%	0.63%	0.63%
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 13,509.0
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	5,525.0
Notional amount | Forward currency sales in US Dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	4,203.0
Notional amount | Forward currency sales in Mexican Peso | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	266.0
Notional amount | Forward currency sales in Brazilian Real | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	102.0
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	7,984.0
Notional amount | Forward currency purchases in US Dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	4,347.0
Notional amount | Forward currency purchases in Singapore Dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	3,018.0
Notional amount | Forward currency purchases in Japanese Yen | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	295.0
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(48.0)
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(78.0)
Fair value | Forward currency sales in US Dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(66.0)
Fair value | Forward currency sales in Mexican Peso | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(7.0)
Fair value | Forward currency sales in Brazilian Real | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(5.0)
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	30.0
Fair value | Forward currency purchases in US Dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	14.0
Fair value | Forward currency purchases in Singapore Dollar | 2022
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	12.0
Fair value | Forward currency purchases in Japanese Yen | 2021
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 1.0